Summary of Significant Accounting Policies: (Details Textual) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 15, 2015	May 16, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 15, 2016
Depreciation, Depletion and Amortization			$ 3,451	$ 3,049	$ 6,270	$ 1,325
Notes Payable, Current, Total			$ 0		$ 10,511	$ 0	$ 28,904
Short-term Debt, Percentage Bearing Fixed Interest Rate							4.12%
Debt Instrument, Periodic Payment, Principal	$ 2,682	$ 2,709
Maximum [Member]
Property, Plant and Equipment, Useful Life					10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years